Business Combination (Tables)	6 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of acquisition ownership
In USD
Fair value of total consideration transferred:
Equity instrument (32,702,121 ordinary shares issued, 606,223 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	11,350,319
Cash consideration	430,750
Total consideration	11,781,069

Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	6,321,792
Deferred tax liabilities	(1,580,448)
Total identifiable net assets	8,624,393
Fair value of non-controlling interest	2,156,098
Goodwill	5,312,774

In USD
Fair value of total consideration transferred:
Equity instrument (2,702,826 ordinary shares issued, 13,514 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	2,000,091
Cash consideration	574,333
Total consideration	2,574,424

Recognized amounts of identifiable assets acquired and liability assumed:
Total identifiable net assets	329,725
Fair value of non-controlling interest	131,890
Goodwill	2,376,589

In USD
Fair value of total consideration transferred:
Equity instrument (14,438,584 ordinary shares issued, 72,193 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	5,593,049
Total consideration	5,593,049

Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	1,426,798
Intangible assets - copyrights and trademarks	242,556
Deferred tax liabilities	(417,338)
Total identifiable net assets	2,058,956
Fair value of non-controlling interest	-
Goodwill	3,534,093